Long-term debt - Syndicated Credit Facility and Others (Details) € in Thousands	Jun. 08, 2022	Jul. 01, 2021 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Syndicated Credit Facility
Long-term debt
Maximum amount available		€ 2,000,000
Borrowings term (in years)		5 years
Number of one-year extension options | item		2
Extension term (in years)	1 year	1 year
Other long-term debt
Long-term debt
Fixed payment obligations for acquisitions			€ 14,510	€ 22,792
Fixed payment obligations for acquisitions classified as current portion of long-term debt			€ 8,255	€ 12,513